Business acquisitions and equity investment transactions (Ganji - Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		4 Months Ended
	Aug. 31, 2015	Apr. 20, 2015	Aug. 06, 2015	Dec. 31, 2015
Original convertible note issued to Tencent [Member]
Business Acquisition [Line Items]
Face amount of debt instrument				$ 400,000
Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Cash acquired	$ 61,627
Cash consideration	457,640	$ 412,237
Cash consideration payable	151,368	122,413
Net cash outlay	244,645	$ 289,824
Net loss recognized	35,217		$ 103,550
Mezzanine classified noncontrolling interest			$ (14,140)
Fair value of previously held equity interests	$ 1,184,714
Ownership percentage after step acquisition	99.60%
Ownership percentage remaining with Tencent after step acquisition	0.40%
Ordinary shares [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	46,505,912	34,039,136
Cash consideration	$ 272,396	$ 412,237
Additional cash consideration provided from Company	$ 6,673
Ownership percentage		31.60%
Total ordinary shares issued as committment for acquisition	46,505,912
Committed cash for acquisition	$ 406,673
Restricted Share Units (RSUs) [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	4,449,002
Cash consideration	$ 50,967